Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 44.9%

Communication Services - 5.7%
Entertainment - 2.3%
Activision Blizzard, Inc.[2]	37,370	$3,087,883
Electronic Arts, Inc.*2	18,570	2,629,884
Nexon Co. Ltd. (Japan)	131,700	3,383,612
Sea Ltd. - ADR (Taiwan)*	1,170	142,974
		9,244,353
Interactive Media & Services - 2.5%
Alphabet, Inc. - Class A*2	2,020	3,005,659
Auto Trader Group plc (United Kingdom)[3]	18,565	129,686
Facebook, Inc. - Class A*	12,670	3,213,999
Tencent Holdings Ltd. - Class H (China)	48,728	3,342,654
		9,691,998
Media - 0.9%
Charter Communications, Inc. - Class A*	5,330	3,091,400
Comcast Corp. - Class A	2,356	100,837
Quebecor, Inc. - Class B (Canada)	10,380	236,823
		3,429,060
Total Communication Services		22,365,411
Consumer Discretionary - 6.4%
Distributors - 0.0%##
Genuine Parts Co.	269	24,250
Hotels, Restaurants & Leisure - 1.0%
Aristocrat Leisure Ltd. (Australia)	3,090	57,936
Compass Group plc - ADR (United
Kingdom)	101,350	1,403,748
Hilton Worldwide Holdings, Inc.	20,058	1,505,353
InterContinental Hotels Group plc - ADR
(United Kingdom)	15,020	700,383
InterContinental Hotels Group plc
(United Kingdom)	325	14,970
Restaurant Brands International, Inc.
(Canada)	3,620	204,602
Wyndham Hotels & Resorts, Inc.	1,779	78,561
		3,965,553
Household Durables - 0.3%
Garmin Ltd.	218	21,493
Nikon Corp. (Japan)	179,400	1,254,262
Sony Corp. (Japan)	1,400	108,773
		1,384,528
Internet & Direct Marketing Retail - 3.7%
Alibaba Group Holding Ltd. - ADR
(China)*	13,280	3,333,545
Booking Holdings, Inc.*	920	1,529,160
Expedia Group, Inc.	59,000	4,779,590
		14,389,315
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.4%
Dollar Tree, Inc.*	16,035	$1,496,867
Specialty Retail - 0.1%
Best Buy Co., Inc.	392	39,039
The Home Depot, Inc.	713	189,295
Industria de Diseno Textil S.A. (Spain)	7,545	199,927
		428,261
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG (Germany)*	6,385	1,760,842
lululemon athletica, Inc.*	5,210	1,696,324
VF Corp.	539	32,534
		3,489,700
Total Consumer Discretionary		25,178,474
Consumer Staples - 5.8%
Beverages - 2.2%
Ambev S.A. - ADR (Brazil)	29,686	79,559
Anheuser-Busch InBev S.A./N.V.
(Belgium)	30,890	1,677,430
The Coca-Cola Co.	87,230	4,120,745
Constellation Brands, Inc. - Class A	172	30,650
Diageo plc (United Kingdom)	35,968	1,316,096
PepsiCo, Inc.	10,490	1,444,053
		8,668,533
Food & Staples Retailing - 0.4%
The Kroger Co.	1,055	36,703
Sysco Corp.	27,232	1,439,211
Walmart, Inc.	1,422	184,007
		1,659,921
Food Products - 1.8%
Archer-Daniels-Midland Co.	705	30,195
Conagra Brands, Inc.	749	28,050
Danone S.A. (France)	4,046	270,813
General Mills, Inc.	849	53,716
The Hershey Co.	265	38,534
Hormel Foods Corp.	515	26,193
The J.M. Smucker Co.	195	21,323
Mondelez International, Inc. - Class A	54,878	3,045,180
Nestle S.A. (Switzerland)	30,344	3,608,562
Tyson Foods, Inc. - Class A	456	28,021
		7,150,587
Household Products 0.1%
Colgate Palmolive Co.	955	73,726
Kimberly-Clark Corp.	364	55,343
		129,069
Personal Products - 1.3%
Beiersdorf AG (Germany)	1,540	183,885

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Unilever plc - ADR (United Kingdom)	81,399	$4,923,012
		5,106,897
Total Consumer Staples		22,715,007
Energy - 4.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co.	1,461	22,631
Schlumberger Ltd.	46,038	835,129
		857,760
Oil, Gas & Consumable Fuels - 4.2%
BP plc - ADR (United Kingdom)	1,670	36,807
Cabot Oil & Gas Corp.	215,340	4,026,858
Cameco Corp. (Canada)	20,989	213,248
Chevron Corp.	6,540	548,968
Concho Resources, Inc.	36,630	1,924,540
ConocoPhillips	27,119	1,013,979
EOG Resources, Inc.	33,031	1,547,502
EQT Corp	108,575	1,576,509
Exxon Mobil Corp.	27,815	1,170,455
Marathon Petroleum Corp.	885	33,807
Pioneer Natural Resources Co.	22,675	2,197,661
Royal Dutch Shell plc - Class B - ADR
(Netherlands)	17,610	498,363
TOTAL SE - ADR (France)	38,520	1,450,663
Tourmaline Oil Corp. (Canada)	21,875	222,433
Valero Energy Corp.	524	29,465
		16,491,258
Total Energy		17,349,018
Financials - 3.5%
Banks - 0.3%
Bank of America Corp.	5,173	128,704
The Bank of N.T. Butterfield & Son Ltd.
(Bermuda)	4,175	108,675
Citigroup, Inc.	1,554	77,715
Fifth Third Bancorp	987	19,602
FinecoBank Banca Fineco S.p.A. (Italy)*	26,765	390,175
JPMorgan Chase & Co.	1,709	165,158
The PNC Financial Services Group, Inc.	333	35,521
Regions Financial Corp.	1,473	15,997
Truist Financial Corp.	1,432	53,643
U.S. Bancorp	1,493	55,002
Wells Fargo & Co.	3,189	77,365
		1,127,557
Capital Markets - 1.9%
Cboe Global Markets, Inc.	25,820	2,264,414
CME Group, Inc.	7,080	1,176,554
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)
Financials (continued)
Capital Markets (continued)
Deutsche Boerse AG (Germany)	1,710	$311,125
Intercontinental Exchange, Inc.	15,100	1,461,378
Moody’s Corp.	4,405	1,239,127
S&P Global, Inc.	2,980	1,043,745
		7,496,343
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. - Class B*,2	14,085	2,757,561
Insurance - 0.6%
Admiral Group plc (United Kingdom)	10,605	330,715
The Allstate Corp.	347	32,753
Chubb Ltd.	415	52,805
Cincinnati Financial Corp.	193	15,041
The Hartford Financial Services Group, Inc.	507	21,456
The Travelers Companies, Inc.	281	32,152
W. R. Berkley Corp.	30,535	1,885,536
		2,370,458
Total Financials		13,751,919
Health Care - 5.1%
Biotechnology - 0.6%
AbbVie, Inc.	1,182	112,184
BioMarin Pharmaceutical, Inc.*	12,065	1,445,508
Gilead Sciences, Inc.	1,233	85,730
Incyte Corp.*	8,530	842,423
		2,485,845
Health Care Equipment & Supplies - 1.6%
Alcon, Inc. (Switzerland)*	69,000	4,138,620
Getinge AB - Class B (Sweden)	8,945	216,063
Medtronic plc	17,746	1,712,134
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)	128,000	325,962
		6,392,779
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	220	27,955
Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)	1,915	220,300
Thermo Fisher Scientific, Inc.	3,680	1,523,336
		1,743,636
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	1,742	102,186
Eli Lilly & Co.	521	78,301
Johnson & Johnson	30,884	4,501,652
Merck & Co., Inc.	1,725	138,414
Novartis AG - ADR (Switzerland)	51,385	4,220,764
Perrigo Co. plc.	2,950	156,409

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	4,136	$159,153
		9,356,879
Total Health Care		20,007,094
Industrials - 1.9%
Aerospace & Defense - 0.1%
Airbus SE (France)*.	280	20,495
General Dynamics Corp.	288	42,261
Lockheed Martin Corp.	252	95,501
Raytheon Technologies Corp.	1,274	72,210
		230,467
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	264	24,742
Airlines - 0.6%
Ryanair Holdings plc - ADR (Ireland)*	33,079	2,480,925
Building Products - 0.0%##
Johnson Controls International plc	1,115	42,905
Trane Technologies plc	254	28,415
		71,320
Commercial Services & Supplies - 0.4%
Bingo Industries Ltd. (Australia)	64,350	88,414
Copart, Inc.*	16,560	1,544,220
Waste Management, Inc.	476	52,169
		1,684,803
Electrical Equipment - 0.0%##
Eaton Corp. plc	508	47,310
Emerson Electric Co.	791	49,050
Rockwell Automation, Inc.	153	33,375
		129,735
Industrial Conglomerates - 0.1%
3M Co.	521	78,395
Honeywell International, Inc..	607	90,668
		169,063
Machinery - 0.1%
Caterpillar, Inc.	540	71,755
Cummins, Inc.	213	41,164
Dover Corp.	174	17,910
Illinois Tool Works, Inc.	348	64,377
Parker-Hannifin Corp.	150	26,838
Stanley Black & Decker, Inc.	184	28,211
The Weir Group plc (United Kingdom)	8,355	129,916
		380,171
Professional Services - 0.4%
Insperity, Inc.	24,000	1,604,640
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.0%##
Norfolk Southern Corp.	214	$41,133
Union Pacific Corp.	576	99,850
		140,983
Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	2,595	160,146
Fastenal Co.	861	40,501
W. W. Grainger, Inc.	61	20,833
		221,480
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte
S.A.B. de C.V. (Mexico)*	13,100	54,655
Grupo Aeroportuario del Pacifico S.A.B.
de C.V. - ADR (Mexico)	1,015	68,096
Grupo Aeroportuario del Sureste S.A.B.
de C.V. - ADR (Mexico)	645	64,390
		187,141
Total Industrials		7,325,470
Information Technology - 7.4%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	2,993	140,970
IT Services - 4.5%
Accenture plc - Class A.	1,347	302,779
Adyen N.V. (Netherlands)*3	50	83,458
Automatic Data Processing, Inc.	312	41,468
International Business Machines Corp.	754	92,697
Keywords Studios plc (Ireland)	2,407	59,927
Mastercard, Inc. - Class A	23,130	7,136,299
PayPal Holdings, Inc.*	19,345	3,792,974
StoneCo Ltd. - Class A (Brazil)*	1,845	88,025
Switch, Inc. - Class A	3,530	63,505
TravelSky Technology Ltd. - Class H
(China)	41,000	78,863
Visa, Inc. - Class A	30,460	5,799,584
		17,539,579
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	326	37,441
Intel Corp.	2,771	132,260
KLA Corp.	213	42,564
Micron Technology, Inc. *	75,520	3,780,154
QUALCOMM, Inc.	755	79,736
Skyworks Solutions, Inc.	194	28,242
Texas Instruments, Inc.	806	102,805
Xilinx, Inc.	266	28,555
		4,231,757

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 1.8%
Microsoft Corp.	16,115	$3,303,736
Oracle Corp.	1,608	89,164
salesforce.com, Inc.*	11,910	2,320,663
ServiceNow, Inc.*	3,510	1,541,592
		7,255,155
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	365	16,170
Total Information Technology		29,183,631
Materials - 1.7%
Chemicals - 0.5%
Akzo Nobel N.V. (Netherlands)	1,688	159,051
FMC Corp.	13,890	1,473,034
International Flavors & Fragrances, Inc.	129	16,248
Linde plc (United Kingdom)	335	82,112
LyondellBasell Industries N.V. - Class A	504	31,510
PPG Industries, Inc.	246	26,482
		1,788,437
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	3,485	722,023
Vulcan Materials Co.	12,360	1,451,311
		2,173,334

Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	203,680	2,839,299
Metals & Mining - 0.0%##
Lundin Mining Corp. (Chile)	17,935	100,424
Nucor Corp.	520	21,814
		122,238
Total Materials		6,923,308
Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITS) - 3.0%
Agree Realty Corp.[2]	1,176	78,757
Alexandria Real Estate Equities, Inc.[2]	415	73,683
American Campus Communities, Inc.[2]	2,835	101,039
American Homes 4 Rent - Class A2	6,060	175,740
American Tower Corp.	7,150	1,868,938
Americold Realty Trust[2]	3,815	153,935
Apartment Investment & Management
Co. - Class A2	2,416	93,789
AvalonBay Communities, Inc.[2]	833	127,549
Brandywine Realty Trust[2]	5,472	59,262
Camden Property Trust[2]	1,565	142,118
Community Healthcare Trust, Inc.	1,873	85,652
CoreSite Realty Corp.	321	41,425
Cousins Properties, Inc.[2]	4,655	143,002
Crown Castle International Corp.[2]	955	159,198
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Digital Realty Trust, Inc.	1,668	$267,781
Douglas Emmett, Inc.	2,931	85,409
Duke Realty Corp.	3,163	127,121
EastGroup Properties, Inc.	378	50,145
Equinix, Inc.	4,065	3,192,976
Equity LifeStyle Properties, Inc.	2,430	166,018
Equity Residential	1,335	71,596
Essex Property Trust, Inc.	160	35,318
Extra Space Storage, Inc.	408	42,163
First Industrial Realty Trust, Inc.	2,525	110,898
Getty Realty Corp.	2,485	73,631
Healthcare Realty Trust, Inc.	1,357	39,760
Healthcare Trust of America, Inc. - Class A	2,388	65,933
Healthpeak Properties, Inc.	4,547	124,088
Hibernia REIT plc (Ireland)	38,818	51,945
Host Hotels & Resorts, Inc.	3,783	40,781
Invitation Homes, Inc.	7,768	231,642
Jernigan Capital, Inc.	3,840	53,798
Kilroy Realty Corp.	2,063	120,211
Lamar Advertising Co. - Class A	591	38,846
Life Storage, Inc.	360	35,327
Mid-America Apartment Communities,
Inc.	1,103	131,467
Physicians Realty Trust	2,527	45,587
Prologis, Inc.	5,134	541,226
Public Storage	789	157,705
Realty Income Corp.	871	52,304
Regency Centers Corp.	618	25,357
Rexford Industrial Realty, Inc.	2,708	127,086
SBA Communications Corp.	6,510	2,028,125
STAG Industrial, Inc.	1,837	59,886
Sun Communities, Inc.	1,565	234,640
Terreno Realty Corp.	1,335	81,115
UDR, Inc.	1,248	45,178
Urban Edge Properties	3,752	39,321
Welltower, Inc.	1,860	99,622
Total Real Estate		11,998,093
TOTAL COMMON STOCKS
(Identified Cost $144,912,832)		176,797,425

CORPORATE BONDS - 19.3%
Non-Convertible Corporate Bonds- 19.3%
Communication Services - 3.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc., 4.25%, 3/1/2027	840,000	983,564

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 5.25%,
3/16/2037	2,830,000	$3,993,097
		4,976,661
Entertainment - 0.2%
The Walt Disney Co., 2.20%, 1/13/2028	895,000	946,222
Interactive Media & Services - 0.6%
MDC Partners, Inc., 6.50%, 5/1/2024[3]	80,000	75,800
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[3]	2,070,000	2,411,134
		2,486,934
Media - 1.4%
Comcast Corp., 3.25%, 11/1/2039	2,080,000	2,451,260
Discovery Communications LLC, 5.20%,
9/20/2047	2,160,000	2,756,552
Townsquare Media, Inc., 6.50%,
4/1/2023[3]	110,000	98,450
		5,306,262
Total Communication Services		13,716,079

Consumer Discretionary - 3.2%
Auto Components - 0.0%##
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	75,000	76,500
Techniplas LLC, 10.00%, 5/1/2020[4,5]	50,000	11,125
		87,625
Automobiles - 0.5%
Ford Motor Co., 9.625%, 4/22/2030	200,000	263,500
Volkswagen Group of America Finance
LLC (Germany), 3.35%, 5/13/2025[3]	1,375,000	1,500,618
		1,764,118
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. - GEMS
Education Delaware LLC (United Arab
Emirates), 7.125%, 7/31/2026[3]	155,000	150,350
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[3]	90,000	88,290
LGI Homes, Inc., 6.875%, 7/15/2026[3]	120,000	127,800
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 5.875%, 6/15/2024	115,000	123,937
		340,027
Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. (China),
3.40%, 12/6/2027	3,000,000	3,409,080
Booking Holdings, Inc., 3.60%, 6/1/2026	3,270,000	3,683,385
Expedia Group, Inc., 6.25%, 5/1/2025[3]	1,035,000	1,131,164
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Photo Holdings Merger Sub, Inc., 8.50%,
10/1/2026[3]	100,000	$92,550
		8,316,179
Specialty Retail - 0.4%
The TJX Companies, Inc., 4.50%,
4/15/2050	1,120,000	1,542,330
Textiles, Apparel & Luxury Goods - 0.0%##
G-III Apparel Group Ltd., 7.875%,
8/15/2025[3]	115,000	115,972

Total Consumer Discretionary		12,316,601

Consumer Staples - 0.6%
Beverages - 0.6%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	1,980,000	2,247,573
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance
Corp., 8.625%, 10/15/2026[3]	120,000	129,900

Total Consumer Staples		2,377,473

Energy - 3.0%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%,
2/1/2028	120,000	75,870
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream Partners LP - Antero
Midstream Finance Corp.
5.75%, 3/1/2027[3]	130,000	113,552
5.75%, 1/15/2028[3]	80,000	68,208
Bruin E&P Partners LLC, 8.875%,
8/1/2023[4,6]	380,000	190
Calumet Specialty Products Partners
LP - Calumet Finance Corp., 11.00%,
4/15/2025[3]	80,000	77,400
Cenovus Energy, Inc.
(Canada), 5.375%, 7/15/2025	40,000	40,007
(Canada), 6.75%, 11/15/2039	75,000	78,253
CNX Midstream Partners LP - CNX
Midstream Finance Corp., 6.50%,
3/15/2026[3]	85,000	82,960
DCP Midstream Operating LP, 8.125%,
8/16/2030	35,000	40,886
Energy Transfer Operating LP, 6.50%,
2/1/2042	2,240,000	2,459,132
EQT Corp., 8.75%, 2/1/2030[7]	75,000	86,835
Genesis Energy LP - Genesis Energy
Finance Corp., 7.75%, 2/1/2028	75,000	72,331
HollyFrontier Corp., 5.875%, 4/1/2026	110,000	120,708
Indigo Natural Resources LLC, 6.875%,
2/15/2026[3]	80,000	77,095

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Jonah Energy LLC - Jonah Energy Finance Corp., 7.25%, 10/15/2025[8]	80,000	$9,424
Kinder Morgan Energy Partners LP,
6.95%, 1/15/2038	1,910,000	2,659,120
Laredo Petroleum, Inc., 10.125%,
1/15/2028	55,000	39,050
Lonestar Resources America, Inc.,
11.25%, 1/1/2023[9]	130,000	16,575
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/2026[3]	75,000	43,687
NGL Energy Partners LP - NGL Energy
Finance Corp., 7.50%, 11/1/2023.	75,000	59,250
Occidental Petroleum Corp., 8.875%,
7/15/2030	75,000	84,375
PBF Holding Co. LLC - PBF Finance
Corp., 6.00%, 2/15/2028[3]	70,000	56,119
PDC Energy, Inc., 5.75%, 5/15/2026.	75,000	75,166
Sabine Pass Liquefaction LLC, 5.875%,
6/30/2026	2,690,000	3,241,704
The Williams Companies, Inc., 3.75%,
6/15/2027	1,840,000	2,017,183
Whiting Petroleum Corp., 5.75%,
3/15/2021[4]	390,000	66,300
WPX Energy, Inc., 5.875%, 6/15/2028	35,000	35,853
		11,721,363
Total Energy		11,797,233

Financials - 2.1%
Banks - 1.8%
Bank of America Corp., 4.00%,
1/22/2025	1,300,000	1,453,908
Citigroup, Inc., 4.45%, 9/29/2027	2,240,000	2,607,800
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/2025[3]	140,000	152,974
JP Morgan Chase & Co., (U.S. Secured
Overnight Financing Rate + 2.515%),
2.956%, 5/13/2031[10]	2,350,000	2,559,593
Lloyds Bank plc (United Kingdom),
(3 mo. LIBOR US + 11.756%),
12.00%[3,10,11]	100,000	116,338
		6,890,613
Capital Markets - 0.1%
Advisor Group Holdings, Inc., 10.75%,
8/1/2027[3]	45,000	45,675
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/2024	140,000	141,400
Oaktree Specialty Lending Corp., 3.50%,
2/25/2025	75,000	75,007
StoneX Group, Inc., 8.625%, 6/15/2025[3]	170,000	182,112
		444,194
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	115,000	$120,247
OneMain Finance Corp., 7.125%,
3/15/2026	80,000	93,786
SLM Corp., 5.125%, 4/5/2022	125,000	127,500
		341,533
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[3]	65,000	57,186
VistaJet Malta Finance plc - XO
Management Holding, Inc.
(Switzerland), 10.50%, 6/1/2024[3]	80,000	72,000
		129,186
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP -
Ladder Capital Finance Corp., 5.25%,
10/1/2025[3]	115,000	105,800
Starwood Property Trust, Inc.
3.625%, 2/1/2021	60,000	59,250
4.75%, 3/15/2025	120,000	115,500
		280,550
Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	170,000	164,752
Total Financials		8,250,828
Health Care - 0.6%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[3]	120,000	125,058
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	1,810,000	2,118,521
Total Health Care		2,243,579

Industrials - 2.6%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%,
5/1/2025	115,000	130,601
Airlines - 0.5%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[3]	130,000	134,655
Southwest Airlines Co., 5.25%, 5/4/2025	1,860,000	1,981,574
		2,116,229
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower
LLC - Prime Finance, Inc., 6.25%,
1/15/2028[3]	120,000	125,100
Construction & Engineering - 0.1%
HC2 Holdings, Inc., 11.50%, 12/1/2021[3]	29,000	27,333

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering (continued)
Picasso Finance Sub, Inc., 6.125%,
6/15/2025[3]	110,000	$116,875
Tutor Perini Corp., 6.875%, 5/1/2025[3]	195,000	194,481
		338,689
Industrial Conglomerates - 0.4%
General Electric Co., (3 mo. LIBOR US +
3.330%), 5.00%[10,11]	1,910,000	1,513,675
Machinery - 0.0%##
Hillenbrand, Inc., 4.50%, 9/15/2026[7]	115,000	123,625
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%,
7/2/2025[12]	200,000	200,000
Navios South American Logistics, Inc.
- Navios Logistics Finance US, Inc.
(Uruguay), 10.75%, 7/1/2025[3]	45,000	48,150
		248,150
Trading Companies & Distributors - 1.5%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 4.45%,
10/1/2025	2,590,000	2,526,648
Air Lease Corp.
3.75%, 6/1/2026	1,320,000	1,342,693
3.625%, 4/1/2027	535,000	529,953
Avolon Holdings Funding Ltd. (Ireland),
3.25%, 2/15/2027[3]	1,150,000	976,835
Fortress Transportation and
Infrastructure Investors LLC
6.50%, 10/1/2025[3]	130,000	122,227
9.75%, 8/1/2027[3]	75,000	77,438
WESCO Distribution, Inc., 7.25%,
6/15/2028[3]	110,000	120,175
		5,695,969
Total Industrials		10,292,038

Information Technology - 0.7%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	75,000	82,341
IT Services - 0.6%
Visa, Inc., 2.70%, 4/15/2040	2,230,000	2,536,372
Semiconductors & Semiconductor Equipment - 0.1%
ams AG (Austria), 7.00%, 7/31/2025[3]	200,000	205,500

Total Information Technology		2,824,213

Materials - 0.1%
Metals & Mining - 0.1%
Alcoa Nederland Holding B.V., 6.125%,
5/15/2028[3]	105,000	113,400
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
IAMGOLD Corp. (Burkina Faso), 7.00%,
4/15/2025[3]	150,000	$156,000
Infrabuild Australia Pty Ltd. (Australia),
12.00%, 10/1/2024[3]	115,000	108,100
Joseph T Ryerson & Son, Inc., 8.50%,
8/1/2028[3]	70,000	76,248
Mountain Province Diamonds, Inc.
(Canada), 8.00%, 12/15/2022[3]	40,000	23,600
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022[4,13]	370,000	4,625

Total Materials		481,973

Real Estate - 2.4%
Equity Real Estate Investment Trusts (REITS) - 2.4%
American Tower Corp., 3.80%,
8/15/2029	2,260,000	2,647,952
Camden Property Trust, 2.80%,
5/15/2030	2,000,000	2,223,248
Crown Castle International Corp.,
3.10%, 11/15/2029	2,270,000	2,531,953
Iron Mountain, Inc., 5.625%, 7/15/2032[3]	80,000	85,900
SBA Tower Trust, 2.328%, 1/15/2028[3]	1,800,000	1,830,646
		9,319,699
Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point
Capital Corp., 7.875%, 11/15/2025[3]	115,000	111,121
Forestar Group, Inc., 5.00%, 3/1/2028[3]	75,000	75,000
		186,121
Total Real Estate		9,505,820

Utilities - 0.5%
Electric Utilities - 0.4%
Dominion Energy, Inc., 3.375%, 4/1/2030	1,330,000	1,537,060
Talen Energy Supply LLC, 7.625%,
6/1/2028[3]	110,000	114,950
		1,652,010
Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom),
6.625%, 11/1/2025[3]	200,000	208,500
Vistra Operations Co. LLC, 3.70%,
1/30/2027[3]	75,000	79,340
		287,840
Total Utilities		1,939,850
TOTAL CORPORATE BONDS
(Identified Cost $70,250,369)		75,745,687

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES - 13.1%

U.S. Treasury Bonds - 3.3%
U.S. Treasury Bond, 3.00%, 5/15/2047	2,685,000	$3,817,839
U.S. Treasury Inflation Indexed Bond,
2.00%, 1/15/2026	7,983,324	9,407,314

Total U.S. Treasury Bonds
(Identified Cost $11,449,859)		13,225,153
U.S. Treasury Notes - 9.8%
U.S. Treasury Floating Rate Note, (3 mo. US Treasury Bill Yield + 0.300%),
0.405%, 10/31/2021[14]	7,280,000	7,304,122
U.S. Treasury Inflation Indexed Note
0.50%, 4/15/2024	5,962,359	6,330,451
0.125%, 4/15/2025	5,533,857	5,890,135
U.S. Treasury Note
2.375%, 8/15/2024	9,255,000	10,073,489
1.625%, 5/15/2026	8,230,000	8,855,609

Total U.S. Treasury Notes
(Identified Cost $37,844,096)		38,453,806
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $49,293,955)		51,678,959

ASSET-BACKED SECURITIES - 7.2%

Cazenovia Creek Funding II LLC, Series
2018-1A, Class A, 3.561%, 7/15/2030[3]	538,007	533,615
CF Hippolyta LLC, Series 2020-1, Class
A2, 1.99%, 7/15/2060[3]	905,000	914,797
Chesapeake Funding II LLC, Series
2017-2A, Class A1 (Canada), 1.99%,
5/15/2029[3]	938,800	942,598
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[3]	1,431,105	1,490,517
Credit Acceptance Auto Loan Trust,
Series 2020-1A, Class A, 2.01%,
2/15/2029[3]	1,190,000	1,212,114
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[3]	1,650,000	1,649,175
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo.
LIBOR US + 0.850%), 1.025%,
12/17/2036[3,14]	490,638	486,390
Series 2017-SFR2, Class B, (1 mo.
LIBOR US + 1.150%), 1.325%,
12/17/2036[3,14]	400,000	397,244
Navient Private Education Refi Loan
Trust
Series 2014-1, Class A3, (1 mo.
LIBOR US + 0.510%), 0.682%,
6/25/2031[14]	1,125,856	1,078,913
Series 2019-2A, Class A2, (1 mo.
LIBOR US + 1.000%), 1.172%,
2/27/2068[3,14]	2,590,000	2,608,944
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Navient Private Education Refi Loan
Trust (continued)
Series 2019-CA, Class A1, 2.82%,
2/15/2068[3]	400,724	$403,149
Series 2020-FA, Class A, 1.22%,
7/15/2069[3]	1,940,000	1,944,242
Nelnet Student Loan Trust, Series
2014-5A, Class A, (1 mo. LIBOR US +
0.550%), 0.722%, 7/25/2046[3,14]	1,900,128	1,839,983
Oxford Finance Funding LLC, Series
2020-1A, Class A2, 3.101%,
2/15/2028[3]	1,035,000	1,052,445
Progress Residential Trust, Series 2019-
SFR2, Class A, 3.147%, 5/17/2036[3]	1,282,752	1,328,635
SLM Student Loan Trust, Series 2005-
7, Class A4, (3 mo. LIBOR US +
0.150%), 0.394%, 10/25/2029[14]	982,789	963,558
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%,
9/15/2037[3]	1,380,000	1,416,935
SoFi Consumer Loan Program Trust,
Series 2019-2, Class A, 3.01%,
4/25/2028[3]	446,392	451,632
SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%,
1/25/2041[3]	274,637	280,823
Series 2018-A, Class A2A, 2.39%,
2/25/2042[3]	69,783	69,871
Series 2018-B, Class A2FX, 3.34%,
8/25/2047[3]	900,000	932,037
Series 2018-C, Class A1FX, 3.08%,
1/25/2048[3]	409,334	411,703
Series 2020-A, Class A2FX, 2.54%,
5/15/2046[3]	880,000	919,384
Tax Ease Funding LLC, Series 2016-1A,
Class A, 3.131%, 6/15/2028[3]	164,648	165,059
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%,
10/25/2056[3,15]	915,002	931,426
Series 2017-1, Class A1, 2.75%,
10/25/2056[3,15]	722,662	742,668
Series 2019-HY1, Class A1, (1 mo.
LIBOR US + 1.000%), 1.172%,
10/25/2048[3,14]	657,927	654,528
Tricon American Homes Trust
Series 2016-SFR1, Class A, 2.589%,
11/17/2033[3]	1,130,284	1,137,487
Series 2017-SFR2, Class A, 2.928%,
1/17/2036[3]	1,243,104	1,286,861

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $27,877,132)		28,246,733

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.7%

CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[3,15]	343,992	354,443

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust
Series 2013-IVR2, Class A2, 3.00%,
4/25/2043[3,15]	737,944	$773,446
Series 2013-IVR3, Class A1, 2.50%,
5/25/2043[3,15]	685,836	709,768
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[3,15]	441,472	453,222
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	725,001	752,164
Fannie Mae-Aces, Series 2017-M15,
Class A1, 2.959%, 9/25/2027[15]	1,196,392	1,304,738
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[3]	1,210,000	1,230,420
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series K014, Class X1 (IO), 1.149%,
4/25/2021[15]	7,589,760	38,122
Series K016, Class X1 (IO), 1.481%,
10/25/2021[15]	4,829,851	67,805
Series K017, Class X1 (IO), 1.286%,
12/25/2021[15]	7,213,132	87,921
Series K021, Class X1 (IO), 1.413%,
6/25/2022[15]	9,437,406	195,681
Series K030, Class X1 (IO), 0.176%,
4/25/2023[15]	48,778,794	210,334
Series K032, Class X1 (IO), 0.092%,
5/25/2023[15]	36,782,962	109,400
Freddie Mac REMICS
Series 4791, Class BA, 4.00%,
3/15/2044	752,559	768,740
Series 4801, Class BA, 4.50%,
5/15/2044	456,587	463,322
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO),
0.10%, 6/25/2046[3]	121,601,844	237,817
Series 2014-K37, Class B, 4.559%,
1/25/2047[3,15]	1,657,000	1,828,458
Government National Mortgage
Association, Series 2017-54, Class
AH, 2.60%, 12/16/2056.	1,304,882	1,366,022
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A, (1 mo.
LIBOR US + 1.000%), 1.175%,
10/15/2036[3,14]	1,000,000	964,871
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%,
3/25/2043[3,15]	385,309	392,665
Series 2013-2, Class A2, 3.50%,
5/25/2043[3,15]	391,662	410,172
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[3,15]	522,013	528,463
Series 2017-3, Class 1A5, 3.50%,
8/25/2047[3,15]	503,381	505,955
Series 2017-6, Class A5, 3.50%,
12/25/2048[3,15]	633,129	642,044
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[3,15]		419,780	$448,813
Series 2015-2A, Class A1, 3.75%,
8/25/2055[3,15]		533,300	569,456
Series 2016-4A, Class A1, 3.75%,
11/25/2056[3,15]		592,578	631,728
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[3,15]		853,792	900,963
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%,
2/25/2043[15]		751,237	756,898
Series 2013-6, Class A2, 3.00%,
5/25/2043[15]		1,172,061	1,227,958
Series 2013-7, Class A2, 3.00%,
6/25/2043[15]		497,279	512,175
Series 2013-8, Class A1, 3.00%,
6/25/2043[15]		566,827	583,908
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR
US + 1.470%), 1.645%, 11/15/2027[3,14]		1,572,370	1,076,657
Waikiki Beach Hotel Trust, Series 2019-
WBM, Class A, (1 mo. LIBOR US +
1.050%), 1.225%, 12/15/2033[3,14]		965,000	911,916
WinWater Mortgage Loan Trust
Series 2015-1, Class A1, 3.50%,
1/20/2045[3,15]		458,472	472,911
Series 2015-3, Class A5, 3.50%,
3/20/2045[3,15]		56,481	56,528
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Identified Cost $22,531,692)			22,545,904

FOREIGN GOVERNMENT BONDS - 1.6%

Canadian Government Bond (Canada),
2.75%, 6/1/2022	CAD	433,000	338,076
Export-Import Bank of Korea (South
Korea), 2.625%, 12/30/2020		3,700,000	3,728,696
Italy Buoni Poliennali Del Tesoro (Italy),
2.45%, 9/1/2050[3]	EUR	470,000	615,479
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	3,460,000	157,898
(Mexico), 6.50%, 6/9/2022	MXN	5,621,000	261,125
(Mexico), 7.75%, 5/29/2031	MXN	1,081,000	55,598
Mexico Government International Bond
(Mexico), 4.125%, 1/21/2026		200,000	220,000
Republic of Italy Government
International Bond (Italy), 2.375%,
10/17/2024		500,000	510,016
Saudi Government International Bond
(Saudi Arabia), 2.90%, 10/22/2025		200,000	214,052
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $6,252,175)			6,100,940

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES - 6.3%

Mortgage-Backed Securities - 6.3%
Fannie Mae
Pool #888468, UMBS, 5.50%,
9/1/2021	22,744	$22,957
Pool #995233, UMBS, 5.50%,
10/1/2021	263	265
Pool #888017, UMBS, 6.00%,
11/1/2021	4,871	4,949
Pool #995329, UMBS, 5.50%,
12/1/2021	16,545	16,692
Pool #888136, UMBS, 6.00%,
12/1/2021	6,116	6,230
Pool #888810, UMBS, 5.50%,
11/1/2022	24,417	24,664
Pool #AD0462, UMBS, 5.50%,
10/1/2024	10,681	11,272
Pool #MA3463, UMBS, 4.00%,
9/1/2033	1,314,633	1,391,940
Pool #MA1834, UMBS, 4.50%,
2/1/2034	416,505	456,772
Pool #MA1903, UMBS, 4.50%,
5/1/2034	404,979	444,136
Pool #745418, UMBS, 5.50%,
4/1/2036	354,726	411,790
Pool #889576, UMBS, 6.00%,
4/1/2038	316,683	371,866
Pool #MA3412, UMBS, 3.50%,
7/1/2038	1,050,134	1,111,354
Pool #995196, UMBS, 6.00%,
7/1/2038	686,019	807,909
Pool #AD0207, UMBS, 6.00%,
10/1/2038	99,697	117,100
Pool #AD0220, UMBS, 6.00%,
10/1/2038	33,360	39,354
Pool #MA0258, UMBS, 4.50%,
12/1/2039	566,073	628,965
Pool #AL1595, UMBS, 6.00%,
1/1/2040	417,547	490,059
Pool #MA4054, UMBS, 2.50%,
6/1/2040	3,728,646	3,918,274
Pool #AL0152, UMBS, 6.00%,
6/1/2040	526,602	617,097
Pool #MA4071, UMBS, 2.00%,
7/1/2040	1,943,107	1,999,059
Pool #MA4072, UMBS, 2.50%,
7/1/2040	1,430,724	1,503,489
Pool #AX5234, UMBS, 4.50%,
11/1/2044	704,806	773,420
Pool #AZ9215, UMBS, 4.00%,
10/1/2045	480,599	529,674
Pool #BE7845, UMBS, 4.50%,
2/1/2047	214,327	231,902
Pool #AL8674, 5.645%, 1/1/2049	1,335,775	1,566,335
Pool #MA3996, 2.50%, 4/1/2050	985,740	1,020,241
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	8,572	8,744
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G12655, 6.00%, 5/1/2022	6,061	$6,212
Pool #G12988, 6.00%, 1/1/2023	6,056	6,281
Pool #G13078, 6.00%, 3/1/2023	9,349	9,662
Pool #G13331, 5.50%, 10/1/2023	5,014	5,219
Pool #C91762, 4.50%, 5/1/2034	572,179	627,637
Pool #G03696, 5.50%, 1/1/2038	1,027	1,186
Pool #G03781, 6.00%, 1/1/2038	155,519	181,063
Pool #G03926, 6.00%, 2/1/2038	147,509	173,409
Pool #G04731, 5.50%, 4/1/2038	157,192	181,363
Pool #G08273, 5.50%, 6/1/2038	199,786	229,890
Pool #G05900, 6.00%, 3/1/2040	82,547	97,006
Pool #G05906, 6.00%, 4/1/2040	98,666	115,119
Pool #A92889, 4.50%, 7/1/2040	1,071,614	1,186,131
Pool #G60183, 4.00%, 12/1/2044	451,332	484,554
Pool #QB0098, UMBS, 2.50%,
6/1/2050	2,871,245	3,015,653
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $23,993,160)		24,846,894

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Government Cash Management,
Institutional Shares, 0.71%[16]
(Identified Cost $6,961,609)	6,961,609	6,961,609

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Identified Cost $352,072,924)		392,924,151
TOTAL OPTIONS WRITTEN - (0.0%)**
(Premiums Received $18,576)		(20,850)
TOTAL INVESTMENTS - 99.9%		392,903,301
OTHER ASSETS, LESS LIABILITIES - 0.1%		569,155
NET ASSETS - 100%		$393,472,456

Investment Portfolio - July 31, 2020
(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage - Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[1]	VALUE
Call
PayPal Holdings, Inc.	49	08/07/2020	$195.00	961	$(20,580)

Put
Charter Communications, Inc. - Class A	18	08/14/2020	520.00	1,044	(270)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $18,576)					$(20,850)

*Non-income producing security.

** Less than (0.1%).

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2A portion of this security is designated as collateral for options contracts written. As of July 31, 2020, the total value of such securities was $9,768,547.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $53,563,367, or 13.6% of the Series’ net assets as of July 31, 2020.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 9, 2015 at a cost of $49,225 ($89.50 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $11,125, or less than 0.1% of the Series’ net assets as of July 31, 2020.

6Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020 and May 28, 2020 at a cost of $132,125 ($94.38 per share), $7,350 ($10.50 per share) and $3,375 ($1.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $190, or less than 0.1% of the Series’ net assets as of July 31, 2020.

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 28, 2017 at a cost of $95,950 ($101.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $9,424, or less than 0.1% of the Series’ net assets as of July 31, 2020.

9Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and April 14, 2020 at a cost of $126,900 ($94.00 per share), $17,100 ($85.50 per share) and $18,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $16,575, or less than 0.1% of the Series’ net assets as of July 31, 2020.

10Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2020.

11Security is perpetual in nature and has no stated maturity date.

12Illiquid security - This security was acquired on June 18, 2018 at a cost of $200,000 ($100.00 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $200,000, or 0.1% of the Series’ net assets as of July 31, 2020.

13Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 10, 2017, May 8, 2020 and May 13, 2020 at a cost of $209,100 ($102.00 per share), $3,738 ($3.25 per share) and $1,750 ($1.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $4,625, or less than 0.1% of the Series’ net assets as of July 31, 2020.

14Floating rate security. Rate shown is the rate in effect as of July 31, 2020.

15Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2020.

16Rate shown is the current yield as of July 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - July 31, 2020

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$22,365,411	$15,509,459	$6,855,952	$—
Consumer Discretionary	25,178,474	21,781,764	3,396,710	—
Consumer Staples	22,715,007	15,658,221	7,056,786	—
Energy	17,349,018	17,349,018	—	—
Financials	13,751,919	12,719,904	1,032,015	—
Health Care	20,007,094	19,244,769	762,325	—
Industrials	7,325,470	6,926,499	398,971	—
Information Technology	29,183,631	28,961,383	222,248	—
Materials	6,923,308	6,764,257	159,051	—
Real Estate	11,998,093	11,946,148	51,945	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	76,525,853	—	76,525,853	—
Corporate debt:
Communication Services	13,716,079	—	13,716,079	—
Consumer Discretionary	12,316,601	—	12,316,601	—
Consumer Staples	2,377,473	—	2,377,473	—
Energy	11,797,233	—	11,797,233	—
Financials	8,250,828	—	8,250,828	—
Health Care	2,243,579	—	2,243,579	—
Industrials	10,292,038	—	10,292,038	—
Information Technology	2,824,213	—	2,824,213	—
Materials	481,973	—	481,973	—
Real Estate	9,505,820	—	9,505,820	—
Utilities	1,939,850	—	1,939,850	—
Asset-backed securities	28,246,733	—	28,246,733	—
Commercial mortgage-backed securities	22,545,904	—	22,545,904	—
Foreign government bonds	6,100,940	—	6,100,940	—
Short-Term Investment	6,961,609	6,961,609	—	—
Total assets	392,924,151	163,823,031	229,101,120	—
Liabilities:
Other Financial Instruments*:
Equity contracts	(20,850)	(20,580)	(270)	—
Total liabilities	(20,850)	(20,580)	(270)	—
Total	$392,903,301	$163,802,451	$229,100,850	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

Investment Portfolio - July 31, 2020
(unaudited)

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.